The Company and future operations	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company and future operations

NXT Energy Solutions Inc. (the "Company" or "NXT") is a publicly traded company based in Calgary, Alberta Canada.

NXT's proprietary Stress Field Detection ("SFD®") technology is an airborne survey system that is used in the oil and natural gas exploration industry to identify subsurface trapped fluid accumulations.

These consolidated financial statements have been prepared on a going concern basis.  The going concern basis of presentation assumes that NXT will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.  However, NXT's future financial results and its longer term success remains dependent upon the ability to continue to attract and execute client projects to build its revenue base. NXT continues to develop its pipeline of opportunities to secure new revenue contracts. The Company’s longer-term success remains dependent upon its ability to convert these opportunities into successful contracts and to continue to attract new client projects and expand the revenue base to a level sufficient to exceed fixed operating costs and continue to generate positive cash flow from operations.  The occurrence and timing of these events cannot be predicted with certainty.